Hedge accounting (Detail 4.1) - Cash flow hedges of forecast transactions - Interest rate risk - Hedging instruments: Interest rate swaps - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	[1]	$ 70,149
Derivative financial assets		24	$ 31
Derivative financial liabilities		1	2
UBS AG
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	[1]	70,149
Derivative financial assets		24	31
Derivative financial liabilities		$ 1	$ 2

[1]	This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.